Related Party Transactions and Balances (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Transactions and Balances [Abstract]
Schedule of Related Parties

The table below sets forth the major related parties and their relationships with the Company as of June 30, 2025 and 2024:

Name of related parties	Relationship with the Company
Zhen Fan	A shareholder of the Company
Lei Xu	A shareholder of the Company

Schedule of Amounts Due to Related Party
	June 30,
	2025	2024
Amounts due to related parties
Zhen Fan	$6,187	$6,187
Lei Xu	55,933	—
Amounts due to related parties, net	$62,120	$6,187